Equity - Dividends and Allocation of Net Income (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allocation of net income
Net income for the year attributable to shareholders of Ultrapar		R$ 1,800,839	R$ 850,463	R$ 893,383
Legal reserve (5% of the net income)		90,042
Adjusted net income (basis for dividends)		1,710,797
Minimum mandatory dividends for the year (25% of the adjusted net income)		427,699
Total of distribution		427,699
Interest on capital, net of income tax, already paid (R$ 0.35 per share)	[1]	(396,314)
Additional dividends to the minimum mandatory dividends		78,130
Balance of proposed dividends (R$ 0.17 per share)		109,515
Allocation of dividends
Minimum mandatory dividends for the year (25% of the adjusted net income)		427,699
Balance of proposed dividends (R$ 0.08 per share)		78,130
Legal reserve (5% of the net income)		90,042
Statutory reserve		1,204,968
Minimum mandatory dividends for the year (25% of the adjusted net income)	[1]	396,314
Complementary minimum mandatory dividends for the year (25% of the adjusted net income)		31,385
Additional dividends to the minimum mandatory dividends		78,130
Total distribution of net income for the year attributable to shareholders of Ultrapar		R$ 1,800,839

[1]	The gross amount of interest on capital was R$450,004